BORROWINGS - Summary of Carrying Amount of the Group's Term Loan and Movements (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
As at January 1				$ 118,636	$ 22,931
Proceeds from borrowings				8,000	94,500
Repayment of principal				(5,625)	(23,381)
Issuance costs related to borrowings				0	(5,843)
Interest expense on borrowings (Note 21)				5,566	4,103
Interest payment attributable to third party borrowings				(4,251)	(1,875)
Translation differences				(1)	(162)
As at June 30	$ 122,325	$ 90,273	$ 122,325	122,325	90,273
Net interest income from settlements of derivative financial instruments	280	414		567	414
Borrowings and interest	122,325	90,273	122,325	122,325	90,273
Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayment of principal			(14,063)
As at June 30	58,785	73,312	58,785	58,785	73,312
Borrowings and interest	58,785	73,312	58,785	58,785	73,312
Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
As at June 30	63,540	16,961	63,540	63,540	16,961
Borrowings and interest	$ 63,540	$ 16,961	$ 63,540	$ 63,540	$ 16,961